FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET

NOTE 13:- FINANCIAL EXPENSES, NET

	Year ended December 31,
	2014	2013	2012

Income:

Foreign currency exchange differences	$208	$15	$166
Interest on cash equivalents and restricted deposits	5	12	18
Others	-	-	31

	(213)	(27)	(215)
Expenses:

Interest on convertible note and loans from shareholders	708	729	376
Withholding taxes of Interest to convertible note and loans from shareholders	294	205	106
Amortization of discount on a convertible note and loans from shareholders	43	489	516
Foreign currency exchange differences	271	135	60
Interest on loans from banks and other credit balances	7	84	26
Bank commissions and others	144	292	280

	1,467	1,934	1,364

Financial Expenses, net	$1,254	$1,907	$1,149